SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net income (loss) per share (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income	$ 59,701	$ 2,250,075					$ 2,516,752	$ 6,639,430
Unrealized gain (loss) on investments held in Trust Account	$ 1,332	$ (20,917)				$ 45,988	$ 1,276	45,988
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	32,537,498	25,224,075				21,438,529	27,526,131
Basic and diluted net income (loss) per share	$ 0.00	$ 0.02
Numerator: Net loss minus net earnings
Net income (loss)	$ 41,740,801	$ (8,823,514)	$ (53,585,867)	$ (16,497,280)	$ (25,340,816)	$ (14,682,592)	$ (72,459,185)	$ (14,682,592)
Class A Common Stock Subject to Possible Redemption [Member]
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income	50,107	1,956,529				6,410,370	1,959,040
Unrealized gain (loss) on investments held in Trust Account	1,118	(18,188)				44,401	993
Less: Company's portion available to be withdrawn to pay taxes	(43,998)	(395,474)				(1,344,722)	(534,953)
Less: Company's portion available to be withdrawn for working capital purposes	$ (7,227)	(217,385)				$ (241,375)	$ (194,600)
Net income allocable to Class A common stock subject to possible redemption		$ 1,325,482
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	53,712,502	61,025,925				61,961,631	58,723,869
Basic and diluted net income (loss) per share	$ 0.00	$ 0.02				$ 0.08	$ 0.02
Numerator: Net loss minus net earnings
Net income (loss)						$ 4,868,674	$ 1,230,480
Less: Income allocable to Class A common stock subject to possible redemption		$ (1,325,482)
Non-Redeemable Common Stock [Member]
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Net income allocable to Class A common stock subject to possible redemption		$ 1,325,482				$ 4,868,674	$ 1,230,480
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	32,537,498	25,224,075				21,438,529	27,526,131
Basic and diluted net income (loss) per share	$ 1.28	$ (0.40)
Numerator: Net loss minus net earnings
Net income (loss)	$ 41,740,801	$ (8,823,514)				$ (14,682,592)	$ (72,459,185)
Less: Income allocable to Class A common stock subject to possible redemption		(1,325,482)				(4,868,674)	(1,230,480)
Non-Redeemable Net Income Loss	41,740,801	(10,148,996)				(19,551,226)	(73,689,665)
Class B Common Stock [Member]
Numerator: Net loss minus net earnings
Net income (loss)	$ 0	$ 0				$ 0	$ 0